Financial risk management (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Financial Risk Management [Abstract]
Disclosure of foreign currency risk from non-derivative financial instruments [Table Text Block]
The following table analyzes foreign currency risk from non-derivative financial instruments as at March 31, 2019:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	339	Rs.	30	Rs.	58	Rs.	418	Rs.	845
Other investments		20		-		-		-		20
Trade and other receivables		20,524		437		7,290		2,969		31,220
Other assets		298		18		68		138		522
Total	Rs.	21,181	Rs.	485	Rs.	7,416	Rs.	3,525	Rs.	32,607
Liabilities:
Trade and other payables	Rs.	2,426	Rs.	1,044	Rs.	-	Rs.	267	Rs.	3,737
Long-term borrowings		5,186		-		-		-		5,186
Short-term borrowings		7,538		-		1,387		307		9,232
Other liabilities and provisions		6,542		58		1,517		855		8,972
Total	Rs.	21,692	Rs.	1,102	Rs.	2,904	Rs.	1,429	Rs.	27,127

The following table analyzes foreign currency risk from non-derivative financial instruments as at March 31, 2018:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	392	Rs.	62	Rs.	56	Rs.	512	Rs.	1,022
Other investments		-		-		-		20		20
Trade and other receivables		25,427		437		6,691		2,592		35,147
Other assets		125		85		260		196		666
Total	Rs.	25,944	Rs.	584	Rs.	7,007	Rs.	3,320	Rs.	36,855
Liabilities:
Trade and other payables	Rs.	3,526	Rs.	1,658	Rs.	2	Rs.	1,118	Rs.	6,304
Long-term borrowings		4,888		-		-		-		4,888
Short-term borrowings		19,552		-		2,378		178		22,108
Other liabilities and provisions		5,147		104		1,896		770		7,917
Total	Rs.	33,113	Rs.	1,762	Rs.	4,276	Rs.	2,066	Rs.	41,217

(1)	Others primarily consists of U.K. pounds sterling, Swiss francs, Romanian new leus and Ukrainian hryvnia.

Analysis of Age of Trade And Other Receivables [Table Text Block]
The aging of trade and other receivables is given below:

	As of March 31,
Particulars	2019		2018
Neither past due nor impaired	Rs.	33,874	Rs.	35,747
Past due but not impaired
Less than 365 days	Rs.	6,262	Rs.	5,039
More than 365 days		1,018		952
	Rs.	41,154	Rs.	41,738
Allowance for credit losses on trade and other receivables		(1,172)		(952)
Total	Rs.	39,982	Rs.	40,786

Maturity Analysis For Financial Liabilities [Table Text Block]
The table below provides details regarding the contractual maturities of significant financial liabilities (other than long term loans, borrowings and obligations under finance leases, which have been disclosed in Note 17 to these consolidated financial statements) as at March 31, 2019:

Particulars	2020		2021		2022		2023		Thereafter		Total
Trade and other payables	Rs.	14,553	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	14,553
Bank overdraft, short-term loans and borrowings		12,125										12,125
Other liabilities and provisions		21,113		17		17		17		738		21,902
Derivative financial instruments - liabilities		68										68

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long term loans, borrowings and obligations under finance leases, which have been disclosed in Note 17 to these consolidated financial statements) as at March 31, 2018:

Particulars	2019		2020		2021		2022		Thereafter		Total
Trade and other payables	Rs.	16,052	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	16,052
Bank overdraft, short-term loans and borrowings		25,562		-		-		-		-		25,562
Other liabilities and provisions		19,885		92		16		16		703		20,712
Derivative financial instruments - liabilities		85		-		-		-		-		85